INSTAPRIN ACQUISITION (Details Narrative) - Aspire Biopharma Inc [Member] - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 28, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Business Combination, Separately Recognized Transactions [Line Items]
Intangible assets		$ 18,822	$ 18,822	$ 57,080	$ 57,080	$ 75,902	$ 1,042,553
Intangible assets, net		$ 5,028,087		$ 5,028,087		$ 4,971,007	$ 4,895,106
Instaprin Pharmaceuticals Inc [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Consideration liability	$ 3,844,982
Contingent description	20% from the first $5,000,000 of sales and 10% from sales thereafter until the entire contingent purchase price obligation is satisfied.
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage	10.00%
Business acquisition, long-lived intangible assets	$ 4,844,982
Instaprin Pharmaceuticals Inc [Member] | Common Stock [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Shares issued to trust in acquisition	2,000,000
Business acquisition, share price	$ 0.50
Shares issued to trust in acquisition, value	$ 1,000,000